Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property and equipment, net
Property and equipment, net

4. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Computer and transmission equipment	10,191,732	15,522,913	2,257,714
Furniture and office equipment	3,324,181	3,659,047	532,186
Leasehold improvements	14,441,367	20,217,502	2,940,514
Motor vehicles	816,103	816,103	118,697
Total property and equipment	28,773,383	40,215,565	5,849,111
Accumulated depreciation	(7,768,451)	(17,000,768)	(2,472,659)
Property and equipment, net	21,004,932	23,214,797	3,376,452

Depreciation expense was RMB2,462,035,  RMB4,687,503 and RMB9,245,203 (US$1,344,659) for the years ended December 31, 2016, 2017 and 2018 respectively. Gains from the disposal of property and equipment during the years ended December 31, 2016, 2017 and 2018 were RMB1,410,  RMB103 and RMB66  (US$10) respectively.